Group overview	12 Months Ended
Mar. 31, 2019
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Group overview

1. Group overview

Vedanta Limited (“the Company”) and its consolidated subsidiaries (collectively, the “Group”) is a diversified natural resource group engaged in exploring, extracting and processing minerals and oil and gas. The Group engages in the exploration, production and sale of zinc, lead, silver, copper, aluminium, iron ore and oil and gas and have a presence across India, South Africa, Namibia, Ireland, Australia, Liberia and UAE. The Group is also in the business of commercial power generation, steel manufacturing and port operations in India and manufacturing of glass substrate in South Korea and Taiwan.

The Company was incorporated on September 8, 1975 under the laws of the Republic of India. The registered office of the Company is situated at 1st Floor, ‘C’ wing, Unit 103, Corporate Avenue, Atul Projects, Chakala, Andheri (East), Mumbai-400092, Maharashtra. The Company’s shares are listed on National Stock Exchange and Bombay Stock Exchange in India. In June 2007, the Company completed its initial public offering of American Depositary Shares, or ADS, each representing four equity shares, and listed its ADSs on the New York Stock Exchange. In July 2009, the Company completed its follow-on offering of an additional 131,906,011 ADSs, each representing four equity shares, which are listed on the New York Stock Exchange.

The Company is majority owned by Twin Star Holdings Limited (“Twin Star”), Finsider International Company Limited (“Finsider”), West Globe Limited (“West Globe”) and Welter Trading Limited (“Welter”) which are in turn wholly-owned subsidiaries of Vedanta Resources PLC (“VRPLC”), which was a public limited company incorporated in the United Kingdom and listed on the London Stock Exchange (VRPLC has been delisted from London Stock Exchange on October 1, 2018 and is renamed as “Vedanta Resources Limited” (“VRL”) with effect from October 29, 2018). Twin Star, Finsider, West Globe and Welter held 37.1%, 10.8%, 1.2% and 1.0% respectively of the Company’s equity as at March 31, 2019.

Details of Group’s various businesses are as follows. The Group’s percentage holdings in each of the below businesses are disclosed in Note 34.

•	Zinc India business is owned and operated by Hindustan Zinc Limited (“HZL”).

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Zinc international business is comprised of Skorpion mine and refinery in Namibia operated through THL Zinc Namibia Holdings (Proprietary) Limited (“Skorpion”), Lisheen mine in Ireland operated through Vedanta Lisheen Holdings Limited (“Lisheen”) (Lisheen mine ceased operations in December 2015) and Black Mountain Mining (Proprietary) Limited (“BMM”), whose assets include the operational Black Mountain mine and the Gamsberg mine project located in South Africa.

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The Group’s oil and gas business is owned and operated by the Company (prior to merger this was owned and operated by erstwhile Cairn India Limited) and its subsidiary, Cairn Energy Hydrocarbons Limited and consists of exploration and development and production of oil and gas.

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The Group’s iron ore business is owned by the Company, and by two wholly owned subsidiaries of the Company i.e. Sesa Resources Limited and Sesa Mining Corporation Limited and consists of exploration, mining and processing of iron ore, pig iron and metallurgical coke and generation of power for captive use. Pursuant to Honourable Supreme Court of India order, operations in the state of Goa are currently suspended. The Group’s iron ore business includes Western Cluster Limited (“WCL”) in Liberia which has iron ore assets and is wholly owned by the Group. WCL’s assets include development rights to Western Cluster and a network of iron ore deposits in West Africa. WCL’s assets have been fully impaired.

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The Group’s copper business is owned and operated by the Company, Copper Mines of Tasmania Pty Ltd (“CMT”) and Fujairah Gold FZC and is principally one of custom smelting and includes captive power plants at Tuticorin in Southern India.

The Group’s copper business in Tamil Nadu, India has received an order from the Tamil Nadu Pollution Control Board (“TNPCB”) on April 09, 2018, rejecting the Company’s application for renewal of consent to operate under the Air and Water Acts for the 400,000 tpa copper smelter plant in Tuticorin for want of further clarification and consequently the operations were suspended. The Company has filed an appeal with TNPCB Appellate authority against the said order. During the pendency of the appeal, TNPCB through its order dated May 23, 2018 ordered for disconnection of electricity supply and closure of copper smelter plant. Post such order, the state government on May 28, 2018 ordered the permanent closure of the plant [Refer Note 3(c)].

In addition, the Group owns and operates the Mt. Lyell copper mine in Tasmania, Australia through its subsidiary, CMT and a precious metal refinery and copper rod plant in Fujairah, UAE through its subsidiary Fujairah Gold FZC. The operations of Mt Lyell copper mine were suspended in January 2014 following a mud slide incident and were put into care and maintenance since July 09, 2014 following a rock fall incident in June 2014.

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The Group’s Aluminium business is owned and operated by the Company and by Bharat Aluminium Company Limited (“BALCO”). The aluminium operations include a refinery and captive power plant at Lanjigarh and a smelter and captive power plants at Jharsuguda both situated in the State of Odisha in India. BALCO’s partially integrated aluminium operations are comprised of two bauxite mines, captive power plants, smelting and fabrication facilities in the State of Chattisgarh in central India.

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The Group’s power business is owned and operated by the Company, BALCO, and Talwandi Sabo Power Limited (“TSPL”), a wholly owned subsidiary of the Company, which are engaged in the power generation business in India. The Company power operations include a thermal coal- based commercial power facility of 600 MW at Jharsuguda in the State of Odisha in Eastern India. BALCO power operations included 600 MW (2 units of 300 MW each) thermal coal based power plant at Korba, of which a unit of 300 MW was converted to be used for captive consumption vide order from Central Electricity Regulatory Commission (CERC) dated January 1, 2019. Talwandi Sabo Power Limited (“TSPL”) power operations include 1,980 MW (three units of 660 MW each) thermal coal- based commercial power facilities. Power business also includes the wind power plants commissioned by HZL and a power plant at MALCO Energy Limited (“MEL”) (under care and maintenance) situated at Mettur Dam in the State of Tamil Nadu in southern India.

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The Group’s other activities include Electrosteel Steels Limited (“ESL”) acquired on June 4, 2018. ESL is engaged in the manufacturing and supply of billets, TMT bars, wire rods and ductile iron pipes in India.

The Group’s other activities also include Vizag General Cargo Berth Private Limited (“VGCB”) and Maritime Ventures Private Limited (“MVPL”). Vizag port project includes mechanization of coal handling facilities and upgradation of general cargo berth for handling coal at the outer harbour of Visakhapatnam Port on the east coast of India. MVPL is engaged in the business of rendering logistics and other allied services inter alia rendering stevedoring, and other allied services in ports and other allied sectors. VGCB commenced operations in the fourth quarter of fiscal 2013. The Group’s other activities also include AvanStrate Inc. (“ASI”). ASI is involved in the manufacturing of glass substrate in South Korea and Taiwan.